Related party transactions (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
Disclosure of information about key management personnel [Table Text Block]
	Year ended
	December 31, 2025	December 31, 2024
Short-term benefits	$1,466	$2,182
Share-based payments	607	975
Termination benefits	-	1,446
Total	$2,073	$4,603